Financial Risk Management - Narrative (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / Ounce	Dec. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Apr. 05, 2024 CAD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debt	$ 516,234	$ 519,462		$ 18.0
Credit Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Sales proceeds received after delivery of product, percentage		90.00%
Price Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Covenant required floor price (USD per ounce) | $ / Ounce	1,400
Bottom of Range | Credit Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Sales proceeds received after delivery of product, percentage		97.00%
Top of Range | Credit Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Sales proceeds received after delivery of product, percentage		99.50%
Senior Notes 2029
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debt	$ 449,289	$ 443,265	$ 446,600
Senior Notes 2029 | Financial Liabilities at Amortised Cost, Category | Borrowings
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial liabilities, carrying amount		$ 449,000